Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Components of Lease Expense

The Company is a party to operating leases for its corporate offices, laboratory space, plant space and vehicles.

	Six months ended June 30,
(in thousands)	2025	2024

The components of lease expense were as follows:
Operating leases expenses	$154	$207
Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	$163	$212
Non-cash activity:
Right of use assets obtained in exchange for new operating lease liabilities	$43	$25

	June 30,	December 31,
(in thousands)	2025	2024
Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$1,216	$1,176
Accumulated amortization	783	648
Operating lease Right-of-Use assets, net	$433	$528
Lease liabilities – current - Accounts payable and accrued liabilities	$264	$235
Lease liabilities – noncurrent	216	299
Total operating lease liabilities	$480	$534
Weighted average remaining lease term in years	2.6	2.85
Weighted average annual discount rate	8.5%	8.5%

Schedule of Maturities of Undiscounted Operating Lease Liabilities

Maturities of operating lease liabilities as of June 30, 2025, were as follows:

2025 (after June 30)	145
2026	170
2027	147
2028	99
Total undiscounted lease liability	561
Less: Imputed interest	(81)
Present value of lease liabilities	$480